Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly Small Cap Bull 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly SP 500 Bull 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly NASDAQ-100 Bull 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly Small Cap Bear 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows:
Direxion Monthly SP 500 Bear 2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDSDirexion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
(the “Funds”)Supplement dated June 2, 2022 to the
Summary Prospectuses and ProspectusEffective August 1, 2022, the Board of Trustees of the Direxion Funds (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the following revisions to the Funds’ names, investment objectives, and investment strategies:* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *Effective August 1, 2022, the leverage disclosure on the cover page of the Prospectus for the Funds is replaced in its entirety with the following:The funds offered in this Prospectus (each a “Fund” and collectively the “Funds”) seek calendar month leveraged investment results and are riskier than most mutual funds because the Funds seek 1.75 times the calendar month performance of a respective underlying index. The Funds with “Bull” in their names attempt to provide calendar month investment results that correspond to 1.75 times the calendar month performance of an underlying index and are collectively referred to as the “Bull Funds.” The Funds with “Bear” in their names attempt to provide calendar month investment results that correspond to 1.75 times the inverse (or opposite) of the performance of an underlying index, a result that is the opposite of most mutual funds, and are collectively referred to as the “Bear Funds.”The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:(a)understand the risks associated with the use of leverage,(b)understand the consequences of seeking calendar month leveraged investment results,(c)for a Bear Fund, understand the risk of shorting, and(d)actively monitor and manage their investments.Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy the Funds.There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% (for a Bull Fund) or -175% (for a Bear Fund) exposure to the underlying index from that point until the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to an investor’s purchase date. If a Fund’s shares are held for a period other than a calendar month, the Fund’s performance is likely to deviate from 175% (for a Bull Fund) or -175% (for a Bear Fund) of the underlying index’s performance for the period the Fund is held. This deviation will increase with higher underlying index volatility and longer holding periods.Effective August 1, 2022, each of the Funds’ names will be changed as follows:Current Fund NameNew Fund NameDirexion Monthly S&P 500® Bull 2X FundDirexion Monthly S&P 500® Bull 1.75X FundDirexion Monthly S&P 500® Bear 2X FundDirexion Monthly S&P 500® Bear 1.75X FundDirexion Monthly NASDAQ-100® Bull 2X FundDirexion Monthly NASDAQ-100® Bull 1.75X FundDirexion Monthly Small Cap Bull 2X FundDirexion Monthly Small Cap Bull 1.75X FundDirexion Monthly Small Cap Bear 2X FundDirexion Monthly Small Cap Bear 1.75X FundDirexion Monthly 7-10 Year Treasury Bull 2X FundDirexion Monthly 7-10 Year Treasury Bull 1.75X FundDirexion Monthly 7-10 Year Treasury Bear 2X FundDirexion Monthly 7-10 Year Treasury Bear 1.75X FundEffective August 1, 2022, each Fund’s investment objective will be changed to seek monthly investment results, before fees and expenses, of 175% or -175% of the calendar month performance of the Fund’s underlying index, as shown below:FundUnderlying IndexNew MonthlyLeveragedInvestment ObjectiveDirexion Monthly S&P 500® Bull 1.75X FundS&P 500® Index175%Direxion Monthly S&P 500® Bear 1.75X Fund-175%Direxion Monthly NASDAQ-100® Bull 1.75X FundNASDAQ-100® Index175%Direxion Monthly Small Cap Bull 1.75X FundRussell 2000® Index175%Direxion Monthly Small Cap Bear 1.75X Fund-175%Direxion Monthly 7-10 Year Treasury Bull 1.75X FundICE U.S. Treasury 7-10 Year Bond Index175%Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund-175%In connection with these changes, any and all references to 200% or -200% will be replaced with 175% or -175%, respectively. Additionally, the applicable disclosure under the “Additional Information Regarding Investment Techniques and Policies” heading in the statutory prospectus for the Funds will be replaced with the following:Rafferty uses a number of investment techniques in an effort to achieve the stated investment objective for each Fund. Each Fund seeks either 175% or -175%, before fees and expenses, of the return of its underlying index for a given calendar month.For the Bull Funds, Rafferty attempts to provide 175%, before fees and expenses, of the return of each Bull Fund’s underlying index for a calendar month. The Bear Funds are managed to provide returns 175% of the inverse (or opposite), before fees and expenses, of the return of each Bear Fund’s underlying index for a calendar month. To do this, Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their underlying index, advancing when the underlying index advances and declining when the underlying index declines. Short positions move in the opposite direction of their underlying index, advancing when the underlying index declines and declining when the underlying index advances.In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine each Fund’s investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund’s investments in accordance with its monthly investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund.Exposure to Underlying Index and Portfolio Repositioning. Each Fund has a clearly articulated goal which requires it to seek economic exposure in excess of its assets (i.e., net assets plus borrowings for investment purposes). Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with its investment objective. Seeking calendar month leveraged investment results provides potential for greater gains and losses relative to underlying index performance. On the last business day of each calendar month, Rafferty will position each Fund so that its portfolio obtains exposure to its underlying index that is consistent with its investment objective. The impact of market movements on each Fund’s index during the calendar month will determine whether the portfolio needs to be repositioned at the end of each month.Bull Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Bull Fund’s exposure may need to be increased. Conversely, if the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Bull Fund’s exposure may need to be reduced.Bear Fund. If the underlying index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Bear Fund’s exposure may need to be reduced. If the underlying index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Bear Fund’s exposure may need to be increased.A Fund’s portfolio may also need to be changed to reflect changes in the composition of an underlying index.Each Fund may invest in swap agreements, exchange-traded funds (“ETFs”), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative returns than what may be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income.A Bull Fund generally may hold a representative sample of the securities that represents its underlying index. The use of a representative sample of securities by a Bull Fund, as compared to replicating the underlying index directly, is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. However, the use of a representative sample of securities, may not track the underlying index as closely as holding securities that replicate the index in its entirety.Both Bull and Bear Funds also may gain exposure to securities that are not included in the underlying index or may overweight or underweight certain components of the underlying index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.Index Correlation (Tracking Risk). Each Bull Fund is designed to provide calendar month leveraged investment returns, before fees and expenses that is 175% the return of its underlying index for a calendar month. Each Bear Fund is designed to provide calendar month inverse leveraged investment returns, before fees and expenses, that is 175% the inverse (or opposite) of the return of its underlying index for a calendar month. While Rafferty attempts to minimize any “tracking risk” (the statistical measure of the difference between the investment results of a Fund and the expected performance given its monthly leveraged investment objective), certain factors will cause a Fund’s investment results to vary from its stated investment objective. A Fund may have difficulty in achieving its calendar month target due to fees and expenses such as financing fees related to derivative investments and operating expenses of the Fund, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if a Fund’s underlying index includes foreign securities or tracks a foreign market index where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 PM Eastern Time), the performance of the underlying index may differ from the expected monthly leveraged performance.Impact of Compounding and Volatility. For a period longer than one calendar month, the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an underlying index over a period of time greater than one calendar month multiplied by a Fund’s calendar month target (e.g., 175% or -175%) generally will not equal a Fund’s performance over that same period. As such, although federal regulations require that this Prospectus include annualized performance and multi-year expense information for each Fund, investors should bear in mind that the Funds seek calendar month, and not annual, investment results. A one-year period is used for illustrative purposes only. Deviations from the returns of a Fund’s underlying index times a Fund’s multiplier (175% or -175%) can occur over short periods. Consider the following examples:Compounding Example 1 – Underlying Index Lacks a TrendMary is considering investments in three Funds, Fund A, Fund B and Fund C. Fund A is a traditional index fund which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to 175% of the calendar month performance of the XYZ index. Fund C is a leveraged Fund and seeks calendar month leveraged investment results (before fees and expenses) that correspond to -175% of the calendar month performance of the XYZ index.In January, the XYZ index increases in value from $100 to $105, a gain of 5%. In February, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.An investment in Fund A would be expected to gain 5% in January and lose 4.76% in February to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:FUND A – A Traditional Index FundMonthIndexValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$100.00-4.76%0.00%$100.00The same $100 investment in Fund B, however, would be expected to gain 8.75% in January (175% of 5%) but decline 8.33% in February.FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofMonthly IndexPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$100.00-4.76%-8.33%$99.690.00%-0.31%Although the percentage decline is smaller in February than the percentage gain in January, the loss is applied to a higher principal amount so the investment in Fund B has a loss of 0.31% even when the aggregate index value for the two-month period has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)Because Fund C seeks leveraged inverse returns, the same $100 investment in Fund C would be expected to lose 8.75% in January and then gain 8.33% in February.FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndex ValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$100.00-4.76%8.33%$98.850.00%-1.15%Because the gain in February is multiplied by the already-diminished investment, the investment in Fund C does not make up its January losses even though the index has returned to its original value.Compounding Example 2 – Underlying Index Has a Clear TrendLeveraged compounding will not always result in greater losses. If the index trends in one direction (e.g. increases in value for two consecutive months), the compounded return will outperform the index’s cumulative performance multiplied by 175% or -175% (as applicable). For example, if the XYZ Index were to increase to $110 in February (instead of decline back to $100 as it had in the prior example), the resulting performance of Fund A, Fund B and Fund C would be as follows:FUND A – A Traditional Index FundMonthIndex ValueIndex MonthlyPerformanceIndexCumulativePerformanceValue ofInvestment$100.00$100.00January$105.005.00%5.00%$105.00February$110.004.76%10.00%$110.00FUND B – Seeks calendar month leveraged investment resultsMonthIndexValueIndex MonthlyPerformance175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%8.75%$108.755.00%8.75%February$110.004.76%8.33%$117.8010.00%17.80%FUND C – Seeks calendar month leveraged inverse investment resultsMonthIndexValueIndex MonthlyPerformance-175% ofIndex MonthlyPerformanceValue ofInvestmentIndexCumulativePerformanceInvestmentCumulativePerformance$100.00$100.00January$105.005.00%-8.75%$91.255.00%-8.75%February$110.004.76%-8.33%$83.6510.00%-16.33%In the above example, the index’s cumulative performance was 10%, but Fund B gained slightly more than 17.50% (175% of 10%), due to the fact that February’s additional gains were applied to a higher investment amount. Additionally, although the index’s trend was adverse to Fund C’s performance in both months, the cumulative loss to the investment was less than 17.50%, due to the fact that February’s additional losses were applied to an already-lowered investment amount. Because the index trended in one direction, compounding improved the cumulative performance of both Fund B and Fund C.This would also be true if the index trended in the other direction. However, in that instance, Fund C would outgain -175% of the index’s cumulative performance and Fund B’s losses would be slightly less than 175% of the index’s cumulative performance.An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 175% or -175% (as applicable) exposure to the underlying index from the time of investment through the end of the month. The actual exposure is a function of the performance of the underlying index from the end of the prior calendar month to the date of investment in the Fund. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the underlying index’s performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the funds unmonitored through the end of a month or for longer periods of time. Volatility exacerbates the effects of compounding on a Fund’s returns. For instance, if the S&P 500® Index gains 10% during a year, the Direxion Monthly S&P 500® Bull 1.75X Fund should not be expected to provide a return of 17.50% for the year even if it meets its calendar month investment objective throughout the year. This is true because the pursuit of calendar month goals may result in calendar month leveraged compounding, which means that the return of an index over a period of time greater than one calendar month multiplied by 175%, in the case of a Bull Fund, or -175%, in the case of a Bear Fund, will not generally equal a Fund’s performance over that same period. Further, the return for investors that invest for a period less than a calendar month or for a period longer than a calendar month is unlikely to be 175% or -175% of the return of the underlying index for shorter period. The Funds are not suitable for all investors. For example, consider the following three examples:Example 3 – Underlying Index Experiences Low VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Fund’s underlying index rises from 100 to 102, a 2% gain. Mary’s investment rises 3.5% to $10.35. Mary holds her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $10.71, a gain during Calendar Month 3 of 3.43%. For the two calendar month period since Mary invested in the Bull Fund, the benchmark gained 4% although Mary’s investment increased by 7.1%. Because the underlying index continued to trend upwards with low volatility, Mary’s return closely correlates to the 175% return of the return of the underlying index for the period.Example 4 – Underlying Index Experiences High VolatilityMary invests $10.00 in a Bull Fund on the last day of Calendar Month 1. During Calendar Month 2, the Bull Fund’s underlying index rises from 100 to 110, a 10% gain, and Mary’s investment rises 17.5% to $11.75. Mary continues to hold her investment through the end of Calendar Month 3, during which the Bull Fund’s underlying index declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 31.82%, from $11.75 to $8.01. For the two calendar month period since Mary invested in the Bull Fund, its underlying index lost 10% while Mary’s investment decreased from $10 to $8.01, a 19.9% loss. The volatility of the underlying index affected the correlation between the underlying index’s return for the two calendar month periods and Mary’s return. In this situation, Mary lost more than 1.75 times the return of the underlying index.Example 5 – Intra Month Investment with VolatilityThe examples above assumed that Mary purchased the Fund on the last day of the relevant calendar month and received exposure equal to 175% of her investment. If she made an investment on a subsequent day, she would have received a beta determined by the performance of the underlying index from the end of the prior calendar month until the date of the purchase.Mary invests $10.00 in the hypothetical Bull Fund on the 5th day of Calendar Month 1. From the end of the prior calendar month until the day on which Mary invests, the underlying index moved from 100 to 94, a 6% loss. In light of that loss, the hypothetical Bull Fund’s beta at the point at which Mary invests is 184%. During the remainder of Calendar Month 1, the Bull Fund’s underlying index rises from 94 to 97, a gain of 3.19%, and Mary’s investment rises 5.87% (which is the underlying index’s gain of 3.19% multiplied by the 184% beta that she received) to $10.59.Market Volatility. Each Fund seeks to provide a return which is a multiple of the calendar month performance of an underlying index. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of an underlying index for periods other than one calendar month. Each Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses.Monthly rebalancing will impair a Fund’s performance if its underlying index experiences volatility. For instance, a Bull Fund would be expected to lose 4.0% (as shown in Table 1 below) if its underlying index provided no return over a one year period and experienced annualized volatility of 25%. A Bear Fund would be expected to lose 17.1% (as shown in Table 1 below) if its underlying index provided no return over a one year period and had annualized volatility of 25%. If an underlying index’s annualized volatility were to rise to 50%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 15.1% while the loss for a Bear Fund rises to 52.8%.Table 1 – Impact of Hypothetical Volatility Levels on ReturnsVolatility Range1.75X Bull Fund Loss1.75X Bear Fund Loss10%0.7%3.0%25%4.0%17.1%50%15.1%52.8%75%30.9%81.5%100%48.1%95.0%Table 2 shows the annualized volatility for each of the indexes to which one of the Funds is benchmarked over the five year period ended September 30, 2021. The Funds’ underlying indexes have historical volatility rates over that period ranging from 5.27% to 37.00%. Since market volatility, like that experienced by the markets recently, has negative implications for the Funds which rebalance on a calendar month basis, investors should be sure to monitor and manage their investments in the Funds, particularly in volatile markets. The negative implications of volatility noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds that seek calendar month leveraged investment results are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.Table 2 – Historic Volatility of each Fund’s Benchmark IndexIndex5-Year HistoricalVolatility RateICE U.S. Treasury 7-10 Year Bond Index5.27%NASDAQ-100® Index22.90%Russell 2000® Index24.56%S&P 500® Index37.00%A Precautionary Note to Investors Regarding Dramatic Index Movement. A Fund could lose an amount greater than its net assets in the event of a movement of its underlying index in excess of 58% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund and a gain in the value of the underlying index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and NAV will not be responsive to movements in its underlying index beyond 50% in a given day, whether that movement is favorable or adverse to the Fund.The following charts set out a range of hypothetical calendar month performances during a given calendar year of an index and demonstrate how changes in the index impact the Funds’ performance for each calendar month and cumulatively up to, and including, the entire calendar year. The charts are based on a hypothetical $100 investment in the Funds over a 12-month calendar period and do not reflect expenses of any kind.Table 3 – The Index Lacks a Clear Trend for a Period Longer Than One MonthIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1055.00%5.00%$108.758.75%8.75%$91.25-8.75%-8.75%February1104.76%10.00%$117.818.33%17.81%$83.65-8.33%-16.35%March100-9.09%0.00%$99.07-15.91%-0.93%$96.9615.91%-3.04%April90-10.00%-10.00%$81.73-17.50%-18.27%$113.9217.50%13.92%May85-5.56%-15.00%$73.78-9.73%-26.22%$125.019.73%25.01%June10017.65%0.00%$96.5730.89%-3.43%$86.40-30.89%-13.60%July95-5.00%-5.00%$88.12-8.75%-11.88%$93.968.75%-6.04%August1005.26%0.00%$96.239.21%-3.77%$85.31-9.21%-14.69%September1055.00%5.00%$104.658.75%4.65%$77.84-8.75%-22.16%October100-4.76%0.00%$95.93-8.33%-4.07%$84.338.33%-15.67%November95-5.00%-5.00%$87.54-8.75%-12.46%$91.718.75%-8.29%December10510.53%5.00%$103.6718.43%3.67%$74.81-18.43%-25.19%The cumulative annual performance of the hypothetical underlying index in Table 3 is 5%. The return of the hypothetical Bull Fund for the calendar year is 3.67%, while the return of the hypothetical Bear Fund for the calendar year is -25.19%. The volatility of the hypothetical underlying index’s performance and the lack of a clear trend means that a hypothetical Fund’s gains or losses bear little relationship to the performance of the hypothetical underlying index for the year.Table 4 – The Index Rises in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January1022.00%2.00%$103.503.50%3.50%$96.50-3.50%-3.50%February1041.96%4.00%$107.053.43%7.05%$93.19-3.43%-6.81%March1061.92%6.00%$110.653.36%10.65%$90.06-3.36%-9.94%April1081.89%8.00%$114.313.31%14.31%$87.08-3.31%-12.92%May1101.85%10.00%$118.013.24%18.01%$84.26-3.24%-15.74%June1121.82%12.00%$121.773.19%21.77%$81.58-3.19%-18.42%July1141.79%14.00%$125.583.13%25.58%$79.02-3.13%-20.98%August1161.75%16.00%$129.433.06%29.43%$76.60-3.06%-23.40%September1181.72%18.00%$133.323.01%33.32%$74.30-3.01%-25.70%October1201.69%20.00%$137.262.96%37.26%$72.10-2.96%-27.90%November1221.67%22.00%$141.282.92%41.28%$69.99-2.92%-30.01%December1241.64%24.00%$145.332.87%45.33%$67.98-2.87%-32.02%The cumulative annual performance of the hypothetical underlying index in Table 4 is 24%. The return of the hypothetical Bull Fund for the calendar year is 45.33%, while the return of the hypothetical Bear Fund for the calendar year is -32.02%. In this case, because of the trend, the hypothetical Bull Fund’s gain is greater than 175% of the hypothetical underlying index gain and the hypothetical Bear Fund’s decline is less than 175% of the hypothetical underlying index gain for the year.Table 5 – The Index Declines in a Clear TrendIndexBull FundBear FundValueCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformanceNAVCalendarMonthPerformanceCumulativePerformance100$100.00$100.00January98-2.00%-2.00%$96.50-3.50%-3.50%$103.503.50%3.50%February96-2.04%-4.00%$93.05-3.57%-6.95%$107.193.57%7.19%March94-2.08%-6.00%$89.67-3.64%-10.33%$111.103.64%11.10%April92-2.13%-8.00%$86.33-3.73%-13.67%$115.243.73%15.24%May90-2.17%-10.00%$83.05-3.80%-16.95%$119.613.80%19.61%June88-2.22%-12.00%$79.82-3.89%-20.18%$124.263.89%24.26%July86-2.27%-14.00%$76.65-3.97%-23.35%$129.203.97%29.20%August84-2.33%-16.00%$73.52-4.08%-26.48%$134.474.08%34.47%September82-2.38%-18.00%$70.46-4.17%-29.54%$140.074.17%40.07%October80-2.44%-20.00%$67.45-4.27%-32.55%$146.054.27%46.05%November78-2.50%-22.00%$64.50-4.38%-35.50%$152.444.38%52.44%December76-2.56%-24.00%$61.61-4.48%-38.39%$159.274.48%59.27%The cumulative annual performance of the hypothetical underlying index in Table 5 is -24%. The return of the hypothetical Bull Fund for the calendar year is -38.39%, while the return of the hypothetical Bear Fund for the calendar year is 59.27%. In this case, because of the trend, the hypothetical Bull Fund’s decline is less than 175% of the hypothetical underlying index decline and the hypothetical Bear Fund’s gain is greater than 175% of the hypothetical underlying index decline for the year.Principal Risk ChangesAny and all references to 200% or -200% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 175% or -175%, respectively. Additionally, the following risks are revised in their entirety as follows: